PARTNERS' EQUITY - Ownership (Details) - shares			3 Months Ended	9 Months Ended		12 Months Ended
		Apr. 01, 2015	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 25, 2017	Mar. 31, 2016
Common units
Partners' Equity
Common units outstanding, end of year (in units)	[1]		68,600,000			67,400,000	64,300,000	63,600,000		64,700,000
Common units | Limited Partners
Partners' Equity
Common units outstanding, end of year (in units)						67,454,831
Non-affiliates | Common units | Limited Partners
Partners' Equity
Common units outstanding, end of year (in units)						50,370,000
TC PipeLines GP, Inc. | General Partner
Partners' Equity
IDRs ownership (as a percent)						100.00%
Ownership interest in the Partnership (as a percent)		2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
TC PipeLines GP, Inc. | Common units | Limited Partners
Partners' Equity
Common units outstanding, end of year (in units)						5,797,106			5,797,106
TransCanada Corporation and subsidiaries | Common units | Limited Partners
Partners' Equity
Common units outstanding, end of year (in units)						17,084,831
TransCanada | Common units | Limited Partners
Partners' Equity
Common units outstanding, end of year (in units)						11,287,725
Ownership interest in the Partnership (as a percent)						25.30%
TransCanada | Class B units | Limited Partners
Partners' Equity
Common units outstanding, end of year (in units)						1,900,000
Ownership interest in the Partnership (as a percent)						100.00%

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).